Warrants	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
WARRANTS

17.    WARRANTS

As of December 31, 2025, there were 4,467,494 warrants (including 4,312,495 Public Warrants and 154,999 Private Placement Warrants) outstanding, all of which were originally issued in connection with the Initial Public Offering and the private placement of Chenghe. Pursuant to the Amended and Restated Warrant Agreement (“A&R Warrant Agreement”), the Company assumes all of the rights, title and interests in and to the existing Warrant Agreement and the all of the obligations and liabilities of Chenghe Warrants as of the effective time of Business Combination.

Public Warrants

Pursuant to Chenghe’s Initial Public Offering on June 10, 2024, Chenghe sold 8,625,000 units (the “Public Units”). Each Public Unit consists of one redeemable Class A ordinary share (“Public Share”) of Chenghe and one-half of one warrant (each whole warrant, a “Public Warrant”).

Each whole warrant entitles the registered holder to purchase one Class A ordinary share at a price of $11.50 per share. A warrant holder may exercise its warrants only for a whole number of Class A ordinary shares. No fractional warrants will be issued upon separation of the Units, and only whole warrants will trade. The warrants will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation.

Redemption of warrants for cash

The Company may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

•        upon not less than 30 days’ prior written notice of redemption to each warrant holder;

•        if, and only if, the reported last sale price of the ordinary share equals or exceeds US$18 per share, for any 20 trading days within a 30 trading days period ending on the third trading day prior to the notice of redemption to warrant holders, and;

•        if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary share underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption, and;

If and when the warrants become redeemable by the Company in cash, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share split-up, share aggregation, extraordinary dividend, recapitalization, reorganization, merger or consolidation. Additionally, in no event will the Company be required to net cash settle the warrants.

As the Public Warrants meet the criteria for equity classification under ASC480 and ASC815, therefore, the Public Warrants are equity-classified instruments under equity treatment at its assigned value on original issuance date, which was included the additional paid in capital.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Sponsor and underwriters purchased an aggregate of 310,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $3,100,000, in a private placement. Each Private Placement Unit consists of one Class A ordinary share and one-half of one warrant (each whole warrant, a “Private Placement Warrant”). The Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and do not have redemption right. Other than the aforementioned, the Private Placement Warrants have terms and provisions that are identical to Public Warrants.

As the Private Placement Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the Private Placement Warrants are equity-classified instruments under equity treatment at its assigned value on original issuance date, which was included the additional paid in capital.